EMPLOYEE COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2020
Employee Benefits [Abstract]
Analysis of employee compensation
otal employee compensation expense recognized in income is as follows:

(amounts in millions)	2020	2019
Salaries and other short-term employee benefits	$1,218.6	$1,071.2
Share-based payments expense, net of equity swap (Note 23)	42.7	46.7
Post-employment benefits – defined benefit plans (Note 19)	40.0	38.4
Post-employment benefits – defined contribution plans	19.2	17.2
Termination benefits	4.4	4.3
Total employee compensation	$1,324.9	$1,177.8